Income Taxes (Details) - HKD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2018
Income Taxes [Line Items]
Income tax rate percentage	8.25%	8.25%
Income tax amount (in Dollars)		$ 2,000,000
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate percentage	16.50%	16.50%
Singapore [Member]
Income Taxes [Line Items]
Income tax rate percentage	17.00%
United States [Member]
Income Taxes [Line Items]
Federal tax rate percentage	21.00%